Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Schedule of Note Warrants

The fair value measurement of the Note Warrants is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs. The key assumptions used in the fair valuation of the Note Warrants as of the issuance date, March 31, 2026, were as follows:

March 31, 2026 (Issuance Date)
Time period from issue date to listing date	0.25 years
Expected term	5 years
Equity volatility	44.53%
Risk-free rate	3.85%